Provisions - Non-tax-related proceedings (Details) € in Thousands, £ in Millions, zł in Millions							5 Months Ended	6 Months Ended		12 Months Ended		19 Months Ended
	Mar. 30, 2026 EUR (€)	Mar. 30, 2026 GBP (£)	Jul. 11, 2023 EUR (€)	Feb. 06, 2023 EUR (€)	Jan. 13, 2022 EUR (€)	Dec. 09, 2021 EUR (€)	May 16, 2021 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 PLN (zł)	Dec. 31, 1999 shares	Dec. 31, 1994 child	Dec. 31, 2022 EUR (€)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 PLN (zł)	Mar. 30, 2026 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Nov. 22, 2024 EUR (€)	Jan. 23, 2019	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Provisions								€ 9,211,000								€ 8,355,000
Banco Popular Espanol S.A.
Disclosure of other provisions [line items]
Estimated cost of compensation to shareholders and bondholders																						€ 680,000
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program																						€ 535,000
Banco Popular’s Compensation Request
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities																				€ 2,277,650
Tax dividend, cum-ex transactions
Disclosure of other provisions [line items]
Provisions								0
Individual plaintiff, CEO functions
Disclosure of other provisions [line items]
Provisions								€ 35,500
Compensation sought in litigation claim							€ 112,000					€ 61,900
Losses on litigation settlements					€ 51,400	€ 67,800
Litigation contingencies, decrease in losses on litigation settlements				€ 8,000
Gains on litigation settlements			€ 9,600
Individual plaintiff, CEO functions | Share Based Variable Remuneration Award 2018
Disclosure of other provisions [line items]
Variable remuneration, deferred payment, long-term metric achievement, percentage								33.30%	33.30%
Individual Plaintiff, CEO Functions, Buy Out Part
Disclosure of other provisions [line items]
Losses on litigation settlements					€ 18,600
Spanish Supreme Court, mortgage expenses
Disclosure of other provisions [line items]
Percentage of public notary expenses and agency expenses to be paid																					50.00%
Percentage of the registry expenses to be paid																					100.00%
Santander Consumer Bank S.A. (Poland)
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF								€ 123,900						zł 523.4
Santander Consumer Bank S.A. (Poland) | Conversion of active loans from Swiss Francs to PLN Loans
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount								180,400						775.1
Mortgage loans, adjustment to gross carrying amount								95,400						410.1
Increase through other costs associated								84,900	zł 365.0
Banco Santander Mexico S.A. Institucion De Banca Multiple, Grupo Financiero Santander Mexico | Inheritance trust
Disclosure of other provisions [line items]
Number of sons involved in testamentary trust | child											4
Amount of shares to be transferred by trustee | shares										36,700,000
Provision For Compensation And Associated Cost In Respect Of PPI Policies | Santander Insurance Services UK Limited
Disclosure of other provisions [line items]
Provisions | £													£ 515.0
Provision For Compensation And Associated Cost In Respect Of PPI Policies, Interest | Santander Insurance Services UK Limited
Disclosure of other provisions [line items]
Provisions | £													162.0
Other combined provisions
Disclosure of other provisions [line items]
Provisions								5,795,000								4,993,000
Other combined provisions | Financial Conduct Authority (FCA) Review of The Vehicle Finance Market | UK
Disclosure of other provisions [line items]
Provisions	€ 725,000							724,000					£ 623.0		£ 633.0	€ 528,100	£ 461.0	€ 353,300	£ 293.0
Increase in existing provisions	€ 207,000	£ 179.0
Active loans, under IAS 37 | Santander Consumer Bank S.A. (Poland) | Conversion of active loans from Swiss Francs to PLN Loans
Disclosure of other provisions [line items]
Provisions								€ 14,700						zł 62.3